SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025	9 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025

NOTE 17 – SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025

In relation to the credit line referred to in Note 7, on November 7, 2025, the Company received from Bank of China Limited an additional disbursement in the amount of RMB 500 million (equivalent to $102,507 million), maturing in September 2028.